Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Sep. 28, 2015
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Institutional Class
Prospectus:
Trading Symbol	MDEIX
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Retail Class
Prospectus:
Trading Symbol	MDEPX
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Class C Shares
Prospectus:
Trading Symbol	MDECX
M.D. Sass Short Term U.S. Government Agency Income Fund | M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares
Prospectus:
Trading Symbol	MDSIX
M.D. Sass Short Term U.S. Government Agency Income Fund | M.D. Sass Short Term U.S. Government Agency Income Fund - Retail Class Shares
Prospectus:
Trading Symbol	MDSHX